SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2002
                                       FOR
                 PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY

                      JACKSON NATIONAL SEPARATE ACCOUNT III

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 3, the information for the Janus/JNL Aggressive Growth Fund should be deleted and replaced in its entirety with the following information:


                                                               MANAGEMENT
                                                                   AND           ESTIMATED                  TOTAL FUND
                                                             ADMINISTRATIVE    DISTRIBUTION      OTHER        ANNUAL
FUND NAME                                                          FEE         (12B-1) FEES    EXPENSES      EXPENSES
----------------------------------------------------------- ------------------ -------------- ------------ --------------

Janus/JNL Aggressive Growth Fund                                  1.00%              .01%           0%            1.01%
----------------------------------------------------------- ------------------ -------------- ------------ --------------

On page 4, the information for the First Trust/JNL First Trust The DowSM Target
10 Fund should be deleted and replaced in its entirety with the following information:

First Trust/JNL First Trust The DowSM Target 10 Fund               .80%               0%            0%            .80%

On page 4, the first paragraph should be deleted and replaced in its entirety with the following paragraph:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an
Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund III LLC by Jackson National Asset Management, LLC. The
First Trust/JNL The DowSM Target 10 Fund and the Oppenheimer/JNL Global Growth
Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative
Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the
Administrative Fee.

The information in the "Examples" table should be amended as follows:

On page 5, the information for the Janus/JNL Aggressive Growth Division and the First Trust/JNL First Trust The DowSM Target 10 Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                                 26     79       135      287
First Trust/JNL First Trust The DowSM Target 10 Division                             24     72       124      266

The information in the section entitled "Other Expenses" should be amended as follows:

On page 10, the last paragraph should be deleted and replaced in its entirety with the following:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund III LLC by Jackson National Asset Management, LLC. The First Trust/JNL The DowSM Target 10 Fund and the Oppenheimer/JNL Global Growth Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.

(To be used with VC3657 Rev. 05/02)